Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Statement [line Items]
Deferred revenue current	[1]	$ 293	$ 257
Mexico [member]
Statement [line Items]
Other taxes payable current		6	7
Contract customers advances payable [member] | Commercial agreement with cemeto bayano [member]
Statement [line Items]
Current advances from contract with customers received		253	219
Deferred revenue current		$ 5	$ 4

[1]	As of December 31, 2022 and 2021, contract liabilities with customers included $253 and $219, respectively, of advances received from customers, as well as in 2022 and 2021 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 and $4, respectively.